Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 29, 2012
Summary of Amounts Included in Determined for Accumulated Other Comprehensive Loss

The following amounts were included in determining accumulated other comprehensive loss for the years indicated:

In thousands	Foreign currency translation	Pension and other postretirement, benefit adjustments, net of taxes	Change in fair value of derivatives, net of taxes	Accumulated other comprehensive loss
Balance at January 2, 2010	$4,905	$(32,052)	$—	$(27,147)
Fiscal 2010 period change	(227)	(2,222)	—	(2,449)

Balance at January 1, 2011	$4,678	$(34,274)	$—	$(29,596)
Fiscal 2011 period change	(1,137)	(29,001)	(3,427)	(33,565)

Balance at December 31, 2011	$3,541	$(63,275)	$(3,427)	$(63,161)
Fiscal 2012 period change	(167)	(23,269)	(1,960)	(25,396)

Balance at December 29, 2012	$3,374	$(86,544)	$(5,387)	$(88,557)